Cover	May 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity File Number	001-34887
Entity Registrant Name	MULLEN AUTOMOTIVE INC.
Entity Central Index Key	0001499961
Entity Tax Identification Number	86-3289406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1405 Pioneer Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	(714)
Local Phone Number	613-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MULN
Security Exchange Name	NASDAQ
Rights to Purchase Series A-1 Junior Participating Preferred Stock
Title of 12(b) Security	Rights to Purchase Series A-1 Junior Participating Preferred Stock
Trading Symbol	None
Security Exchange Name	NASDAQ